Brown Advisory - WMC Strategic European Equity Fund
Schedule of Investments
September 30, 2019 (Unaudited)

Shares	Security Description	Value $
Common Stocks - 94.2%
Austria - 0.4%
81,902	Porr AG	1,686,785
Belgium - 2.4%
153,325	UCB S.A.	11,124,130
Denmark - 2.5%
19,485	ALK-Abello A/S*	4,004,062
53,469	DSV A/S	5,082,232
25,588	Netcompany Group A/S*	1,020,146
176,487	Spar Nord Bank A/S	1,589,683
		11,696,123
Finland - 1.3%
105,895	Kone OYJ	6,026,548
France - 12.8%
618,925	Elior Group S.A.	8,219,704
688,909	Elis S.A.	12,175,816
72,226	Ipsen S.A.	6,851,846
220,811	Legrand S.A.	15,752,031
8,832	LVMH Moet Hennessy Louis Vuitton SE	3,504,195
59,591	Pernod Ricard S.A.	10,606,095
12,450	Virbac S.A.*	2,848,921
		59,958,608
Germany - 12.7%
20,224	Adidas AG	6,296,648
54,198	Beiersdorf AG	6,390,235
156,703	Brenntag AG	7,578,756
29,680	Knorr-Bremse AG	2,789,850
146,219	Merck KGaA	16,471,589
147,611	Siemens Healthineers AG	5,804,400
324,247	United Internet AG	11,554,443
45,916	Washtec AG	2,364,689
		59,250,610
Ireland - 0.1%
8,973	Kingspan Group PLC	438,371
Italy - 0.5%
19,222	DiaSorin S.p.A.	2,235,492
Netherlands - 9.6%
25,511	ASML Holding NV	6,327,093
59,237	BE Semiconductor Industries NV	1,853,017
153,163	Heineken NV	16,543,524
140,300	QIAGEN NV*	4,594,656
208,644	Unilever NV	12,528,575
38,170	Wolters Kluwer NV	2,785,085
		44,631,950
Portugal - 1.8%
506,698	Jeronimo Martins SGPS S.A.	8,544,790
Spain - 1.9%
159,130	Almirall S.A.	2,783,836
99,272	Laboratorios Farmaceuticos Rovi S.A.	2,369,621
77,226	Viscofan S.A.	3,618,623
		8,772,080
Sweden - 10.7%
588,762	Alfa Laval AB	11,612,804
505,572	Assa Abloy AB	11,239,455
103,202	Atlas Copco AB	3,177,914
826,709	Cloetta AB	2,371,480
1,349,103	Epiroc AB	14,610,986
484,114	Trelleborg AB	6,787,529
		49,800,168
Switzerland - 14.2%
7,135	Compagnie Financiere Richemont S.A.	522,893
18,056	Geberit AG	8,628,699
4,171	INFICON Holding AG	2,704,448
313,581	Julius Baer Group, Ltd.	13,888,790
42,580	Kuehne & Nagel International AG	6,265,759
218,137	Novartis AG	18,931,454
1,369,471	UBS Group AG	15,549,578
		66,491,621
United Kingdom - 23.3%
535,197	Beazley PLC	4,090,238
289,300	Bunzl PLC	7,562,097
427,240	Compass Group PLC	10,993,993
1,547,886	Electrocomponents PLC	12,237,164
760,381	GlaxoSmithKline PLC	16,298,386
493,062	IMI PLC	5,819,977
850,941	Prudential PLC	15,420,021
848,873	Rentokil Initial PLC	4,880,516
300,618	Rotork PLC	1,149,864
817,187	Smith & Nephew PLC	19,679,328
306,308	Smiths Group PLC	5,910,436
162,376	Spectris PLC	4,874,146
		108,916,166
Total Common Stocks (Cost $382,445,672)		439,573,442

Preferred Stocks - 1.8%
Germany - 1.8%
98,387	Fuchs Petrolub SE	3,689,890
49,405	Henkel AG & Co. KGaA	4,888,598
Total Preferred Stocks (Cost $9,072,677)		8,578,488

Short-Term Investments - 3.7%
Money Market Funds - 3.7%
17,113,399	First American Government Obligations Fund - Class Z, 1.83%#	17,113,399
Total Short-Term Investments (Cost $17,113,399)		17,113,399
Total Investments - 99.7% (Cost $408,631,748)		465,265,329
Other Assets in Excess of Liabilities - 0.3%		1,176,773
NET ASSETS - 100.0%		$466,442,102

* Non-Income Producing
# Annualized seven-day yield as of the date of this report.

Various inputs may be used to determine the value of the Fund's investments. These inputs are summarized in three broad levels. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Evaluated price based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment spreads, credit risk, etc.).
Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

As of the date of this report, the Fund's investments were categorized as follows:

	Level 1	Level 2	Level 3
Common Stocks	$15,410,491	$424,162,951	$-
Preferred Stocks	-	8,578,488	-
Short-Term Investments	17,113,399	-	-
Total Investments	$32,523,890	$432,741,439	$-